                       PUTNAM CAPITAL MANAGER VARIABLE ANNUITY
                           Hartford Life Insurance Company

                           Supplement Dated January 2, 1997
                  to the Putnam Capital Management Variable Annuity
                             Prospectus Dated May 1, 1996


The second paragraph on page 1 should read as follows:

   There are currently sixteen Sub-Accounts available under the Contract. The underlying investment portfolios ("Funds") of Putnam Variable Trust for the Sub-Accounts are Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth & Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund.

The definition of "Funds" on page 6 should be replaced to read as follows:

   Currently, the portfolios of Putnam Variable Trust described on page of this Prospectus.

The definition of "Trust" on page 7 should be replaced to read as follows:

   Putnam Variable Trust.

The table titled "Annual Fund Operating Expenses" on pages 7a should contain the following information:

                            ANNUAL FUND OPERATING EXPENSES
                            (AS PERCENTAGE OF NET ASSETS)
                                                                  Total Fund
                                            Management   Other    Operating
                                               Fees     Expenses  Expenses
                                            ----------  --------  ----------
Putnam VT Asia Pacific Growth Fund (1)        0.80%      0.90%      1.70%
Putnam VT Diversified Income Fund             0.70%      0.15%      0.85%
Putnam VT Global Asset Allocation Fund        0.70%      0.14%      0.84%
Putnam VT Global Growth Fund                  0.60%      0.15%      0.75%
Putnam VT Growth and Income Fund              0.52%      0.05%      0.57%
Putnam VT High Yield Fund                     0.70%      0.09%      0.79%
Putnam VT International Growth Fund (2)       0.80%      0.18%      0.98%
Putnam VT International Growth
 and Income Fund (2)                          0.80%      0.17%      0.97%

Putnam VT International New
 Opportunities Fund (2)                       1.20%      0.19%      1.39%
Putnam VT Money Market Fund                   0.45%      0.12%      0.57%
Putnam VT New Opportunities Fund              0.70%      0.14%      0.84%
Putnam VT New Value Fund (2)                  0.70%      0.13%      0.83%
Putnam VT U.S. Government and High Quality
 Bond Fund                                    0.61%      0.09%      0.70%
Putnam VT Utilities Growth and Income
 Fund (3)                                     0.70%      0.08%      0.78%
Putnam VT Vista Fund (2)                      0.65%      0.16%      0.81%
Putnam VT Voyager Fund                        0.62%      0.06%      0.68%

(1) The annualized total expenses and management fees shown above for the Putnam VT Asia Pacific Growth Fund reflect the termination of an expense limitation in effect for the period. Actual annualized management fees and total expenses would have been 0.33% and 1.22%, respectively.

(2) Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT New Value Fund, and Putnam VT Vista Fund are new funds; operating expenses are based on annualized estimates of such expenses to be incurred in the current fiscal year.

(3) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Management under the Management Contract for the Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.60% and 0.68%, respectively.






The Example on page 7c should contain the following additional funds:

EXAMPLE

---------------------------------------------------------------------------------------

                        If you surrender your contract      If you annuitize at the          If you do not surrender
                        at the end of the applicable        end of the applicable time       your contract: You would
                        time period: You would pay the      period: You would pay the        pay the following expenses
                        following expenses on a $1,000      following expenses on a          on a $1,000 investment,
                        investment, assuming a 5% annual    $1,000 investment, assuming      assuming a 5% annual return
                        return on assets:                   a 5% annual return on assets:    on assets:
---------------------------------------------------------------------------------------
   SUB-ACCOUNT               1     3     5    10                  1     3     5    10               1     3     5    10
                            yr.  yrs.  yrs.  yrs.                yr.  yrs.  yrs.  yrs.             yr.  yrs.  yrs.  yrs.
---------------------------------------------------------------------------------------
PCM Asia Pacific
 Growth Fund              $93   $149  $209   $353                $32  $99   $168  $352             $33   $99   $169  $353
---------------------------------------------------------------------------------------
PCM International
 Growth Fund               85    128   172    282                 24   77    132   281              25    78    132   282
---------------------------------------------------------------------------------------
PCM International
 Growth and Income Fund    85    127   172    281                 24   76    131   280              25    77    132   281
---------------------------------------------------------------------------------------
PCM International
 New Opportunities Fund    89    140   193    323                 29   89    152   322              29    90    153   323
---------------------------------------------------------------------------------------
PCM New Value Fund         84    123   165    267                 23   72    124   266              24    73    125   267
---------------------------------------------------------------------------------------
PCM Vista Fund             83    122   164    265                 23   71    123   264              23    72    124   265
---------------------------------------------------------------------------------------

                                       3

The paragraph titled "What types of investments are available under the Contract?" on page 8 should read as follows:

   WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?

   The underlying investments for the Contract are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("the Funds") as follows: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth & Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and such other Funds as shall be offered from time to time, and the Fixed Account, or a combination of the Funds and the Fixed Account. (See "The Funds" commencing on page __ and "The Fixed Account" commencing on page __.)

The second paragraph of the section titled "Performance Related Information" on page 11 should read as follows:

   PCM Asia Pacific Growth Fund, PCM Diversified Income Fund, PCM Global Asset Allocation Fund, PCM Global Growth Fund, PCM Growth and Income Fund, PCM High Yield Fund, PCM International Growth Fund, PCM International Growth and Income Fund, PCM International New Opportunities Fund, PCM Money Market Fund, PCM New Opportunities Fund, PCM New Value Fund, PCM U.S. Government and High Quality Bond Fund, PCM Utilities Growth and Income Fund, PCM Vista Fund, and PCM Voyager Fund Sub-Accounts may include total return in advertisements or other sales material.

The fourth paragraph of the section titled "Performance Related Information" on page 11 should read as follows:

   PCM Diversified Income Fund, PCM Growth and Income Fund, PCM International Growth and Income Fund, PCM High Yield Fund, and PCM U.S. Government and High Quality Bond Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner:
   The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.


The section titled "The Funds" on page 16 should be replaced with the following:

                            THE FUNDS

The underlying investments for the Contracts are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("Funds"). The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford Life reserves the right, subject to compliance with the law, to offer additional funds with differing investment objectives. The Funds may not be available in all states.

PUTNAM VT ASIA PACIFIC GROWTH FUND

Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin.

PUTNAM VT DIVERSIFIED INCOME FUND

Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: U.S. Government Sector, High Yield Sector (which invests primarily in what are commonly referred to as "junk bonds"), and International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT GLOBAL ASSET ALLOCATION FUND

Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND

Seeks capital appreciation through a globally diversified common stock portfolio.

PUTNAM VT GROWTH AND INCOME FUND

Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT HIGH YIELD FUND

Seeks high current income by investing primarily in high-yielding, lower-rated fixed income securities (commonly referred to as "junk bonds"), constituting a diversified portfolio which Putnam Investment Management, Inc. ("Putnam Management") believes does not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with high current income. See the special considerations for investments in high yield securities described in the Fund prospectus.

PUTNAM VT INTERNATIONAL GROWTH FUND

Seeks capital appreciation by investing primarily equity securities of companies located in a country other than the United States.

PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

Seeks capital growth, with current income as a secondary objective, by investing primarily in common stocks with potential for capital growth principally traded on markets outside the United States.

PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

Seeks long term capital appreciation by investing principally in equity securities of companies in sectors of economies outside of the United States which Putnam Management believes possess above-average growth potential.

PUTNAM VT MONEY MARKET FUND

Seeks to achieve as high a level of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

PUTNAM VT NEW OPPORTUNITIES FUND

Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND

Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND

Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by Standard & Poor's or Moody's or, if not rated, determined by Putnam Management to be of comparable quality.

PUTNAM VT UTILITIES GROWTH AND INCOME FUND

Seeks capital growth and current income by concentrating its investments in securities issued by companies in the public utilities industries.

PUTNAM VT VISTA FUND

Seeks capital appreciation by investing in a diversified portfolio of common stocks which have the potential for above-average capital appreciation.

PUTNAM VT VOYAGER FUND

Aggressively seeks capital appreciation primarily from a portfolio of common stocks of companies that which Putnam Management believes have potential for capital appreciation which is significantly greater than that of market averages.

Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.

The Funds are available only to serve as the underlying investment for variable annuity and variable life Contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation are contained in the accompanying Trust Prospectus which should be read in conjunction with this Prospectus before investing, and in the Trust Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.

It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford Life and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Trust's Board of Trustees intends to monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Trustees of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant upon establishment of such separate funds.

Putnam Management, One Post Office Square, Boston, Massachusetts, 02109, serves as the investment manager for the Funds. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate , Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Subject to the general oversight of the Trustees of the Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Trust Prospectus for a more complete description of Putnam Management and the respective fees of the Funds.



33-17207